UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada August 13, 2010
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: 4,105,951
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
6/30/2010

AGNICO-EAGLE MINES     Common 008474108  101218 1567325  SHS Sole None   1567325
BANK OF MONTREAL       Common 063671101  128625 2227650  SHS Sole None   2227650
BANK OF NOVA SCOTIA    Common 064149107  58569  1194066  SHS Sole None   1194066
BARRICK GOLD CORP      Common 067901108  157965 3269150  SHS Sole None   3269150
BCE INC                Common 05534B760  48298  1554995  SHS Sole None   1554995
BROOKFIELD PROPERTIES  Common 112900105  22996  1538197  SHS Sole None   1538197
CAE INC.               Common 124765108  45408  4919625  SHS Sole None   4919625
CAMECO CORP            Common 13321L108  67178  2967225  SHS Sole None   2967225
CANADIAN NATIONAL RAIL Common 136375102  99349  1628407  SHS Sole None   1628407
CANADIAN NATURAL RESOU Common 136385101  126575 3582636  SHS Sole None   3582636
CANADIAN PACIFIC RAILW Common 13645T100  121797 2134550  SHS Sole None   2134550
CELESTICA INC          Common 15101Q108  61558  7157945  SHS Sole None   7157945
ENBRIDGE INC           Common 29250N105  793    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  123368 3826565  SHS Sole None   3826565
GOLDCORP INC           Common 380956409  113554 2436250  SHS Sole None   2436250
IMPERIAL OIL LTD       Common 453038408  150574 3882776  SHS Sole None   3882776
MAGNA INTERNATIONAL CL ClassA 559222401  90208  1286292  SHS Sole None   1286292
MANULIFE FINANCIAL COR Common 56501R106  139383 9021550  SHS Sole None   9021550
POTASH CORP            Common 73755L107  178603 1947900  SHS Sole None   1947900
PRECISION DRILLING TRU Common 740215108  85394 12095503 SHS Sole None   12095503
ROYAL BANK OF CANADA   Common 780087102  228641 4509691  SHS Sole None   4509691
SHAW COMMUNICATIONS IN ClassB 82028K200  12984  677300   SHS Sole None   677300
SUNCOR ENERGY INC      Common 8677229106 218474 6973327  SHS Sole None   6973327
TALISMAN ENERGY INC    Common 87425E103  16645710338975 SHS Sole None   10338975
TECK COMINCO LTD. CLAS classB 878742204  61301  1947300  SHS Sole None   1947300
THOMSON REUTERS COPR   Common 884903105  114968 3017525  SHS Sole None   3017525
TORONTO-DOMINION BANK  Common 891160509  241231 3497108  SHS Sole None   3497108
TRANSCANADA CORP       Common 89353D107  55456  1557325  SHS Sole None   1557325
ACCENTURE PLC - CL A   ClassA G1151C101  23507  571300   SHS Sole None   571300
AFLAC INC              Common 001055102  43244  951946   SHS Sole None   951946
AMGEN INC.             Common 031162100  34255  611717   SHS Sole None   611717
ANADARKO PETROLEUM COR Common 032511107  22461  584600   SHS Sole None   584600
BANK OF AMERICA CORP   Common 060505104  36761  2402950  SHS Sole None   2402950
BARRICK GOLD CORP      Common 067901108  22099  486650   SHS Sole None   486650
BEST BUY CO INC        Common 086516101  30630  849725   SHS Sole None   849725
BOEING CO              Common 097023105  31510  471675   SHS Sole None   471675
CHECK POINT SOFTWARE T Common M22465104  11788  375600   SHS Sole None   375600
CHUBB CORP             Common 171232101  319    6000     SHS Sole None   6000
CISCO SYSTEMS INC      Common 17275R102  21728  957725   SHS Sole None   957725
DELL INC.              Common 24702R101  25929  2019500  SHS Sole None   2019500
EATON CORP             Common 278058102  19805  284275   SHS Sole None   284275
EXXON MOBIL CORP       Common 30231G102  29534  486100   SHS Sole None   486100
FLUOR CORP             Common 343412102  29921  661300   SHS Sole None   661300
GENERAL ELECTRIC CO    Common 369604103  24113  1570700  SHS Sole None   1570700
GOLDMAN SACHS GROUP IN Common 38141G104  13629  97525    SHS Sole None   97525
INTEL CORP             Common 458140100  27205  1313850  SHS Sole None   1313850
INTL BUSINESS MACHINES Common 459200101  17034  129575   SHS Sole None   129575
JOHNSON & JOHNSON      Common 478160104  64071  1019025  SHS Sole None   1019025
JPMORGAN CHASE & CO    Common 46625H100  34202  877525   SHS Sole None   877525
K-TEL INTERNATIONAL IN Common 482724309  1      12000    SHS Sole None   12000
LOCKHEED MARTIN CORP   Common 539830109  16636  209750   SHS Sole None   209750
MACY'S INC.            Common 55616P104  9543   500800   SHS Sole None   500800
MARATHON OIL CORP      Common 565849106  37754  1140650  SHS Sole None   1140650
MCGRAW-HILL COMPANIES  Common 580645109  32797  1094775  SHS Sole None   1094775
MEDTRONIC INC          Common 585055106  26651  690200   SHS Sole None   690200
MICROSOFT CORPORATION  Common 594918104  50188  2048775  SHS Sole None   2048775
MONSANTO CO            Common 61166W101  30621  622300   SHS Sole None   622300
NABORS INDUSTRIES LTD  Common G6359F103  18122  966100   SHS Sole None   966100
NEWMONT MINING CORP    Common 651639106  17865  271800   SHS Sole None   271800
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  33316  589900   SHS Sole None   589900
PITNEY BOWES INC       Common 724479100  17324  741000   SHS Sole None   741000
QUALCOMM INC           Common 747525103  31909  912700   SHS Sole None   912700
SCHLUMBERGER LTD       Common 806857108  29729  504617   SHS Sole None   504617
SPECTRA ENERGY CORP    Common 847560109  34634  1620925  SHS Sole None   1620925
STATE STREET CORP      Common 857477103  31473  874124   SHS Sole None   874124
THE WALT DISNEY CO.    Common 254687106  19957  595125   SHS Sole None   595125
TRANSOCEAN LIMITED     Common H8817H100  24643  499630   SHS Sole None   499630
VANGUARD HIGH YIELD CO Common 922031760  194    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  401    37562    SHS Sole None   37562
VANGUARD INTRM TRM BON Common 921937306  954    79290    SHS Sole None   79290
WAL-MART STORES INC    Common 931142103  17235  336775   SHS Sole None   336775
WELLPOINT HEALTH NETWO Common 94973V107  25633  492087   SHS Sole None   492087
XEROX CORPORATION      Common 984121103  13702  1600833  SHS Sole None   1600833